UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: March 31, 2012
                                               --------------

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER:
                                              ---------------

THIS AMENDMENT (CHECK ONLY ONE): [ ] is a restatement.
                                 [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

     NAME:       Prescott General Partners LLC*
                 ---------------------------------------------------------------

     ADDRESS:    323 Railroad Avenue  Greenwich CT      06830
                 -------------------- --------- ------- ------------------------
                 (Street)             (City)    (State) (Zip)

FORM 13F FILE NUMBER:   028-

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

     NAME:       Scott J. Vassalluzzo

     TITLE:      Managing Member

     PHONE:      203-661-1200

SIGNATURE, PLACE, AND DATE OF SIGNING:

            /s/ Scott J. Vassalluzzo
--------------------------------------------------------------------------------
[Signature]

            Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

            May 11, 2012
--------------------------------------------------------------------------------
[Date]

      * Effective January 1, 2012, each of Messrs. Thomas W. Smith (028-04481), Scott J. Vassalluzzo (028-10290) and Steven M. Fischer (028-13257) assigned their general partnership interests in three private investment limited partnerships to Prescott General Partners LLC. This Form 13F filing includes the
Section 13(f) securities held by these limited partnerships and is the first Form 13F filing by Prescott General Partners LLC.

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:           0
                                             ----------------------

FORM 13F INFORMATION TABLE ENTRY TOTAL:      13
                                             ----------------------

FORM 13F INFORMATION TABLE VALUE TOTAL:      $1,159,539 (thousands)
                                             ----------------------



LIST OF OTHER INCLUDED MANAGERS: NONE

                           FORM 13F INFORMATION TABLE

                                                            VALUE    SHARES/   SH/  PUT/  INVSTMT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER            TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS  SOLE      SHARED  NONE
     --------------            --------------    -----    --------   -------   ---  ----  -------  --------  ----      ------  ----
ALLIANCE DATA SYSTEMS CORP.    COMMON STOCK    018581108   106,644    846,650  SH          Sole        -       846,650
COPART, INC.                   COMMON STOCK    217204106    85,135  3,265,636  SH          Sole        -     3,265,636
CREDIT ACCEPTANCE CORP.        COMMON STOCK    225310101   384,045  3,802,045  SH          Sole        -     3,802,045
GAMESTOP CORP.                     CL A        36467W109    16,380    750,000  SH          Sole        -       750,000
LIFE TIME FITNESS, INC.        COMMON STOCK    53217R207    59,493  1,176,450  SH          Sole        -     1,176,450
MARKET LEADER, INC.            COMMON STOCK    57056R103     1,000    273,158  SH          Sole        -       273,158
NEUSTAR INC.                       CL A        64126X201   113,857  3,056,575  SH          Sole        -     3,056,575
SUPPORT.COM, INC.              COMMON STOCK    86858W101     6,590  2,092,070  SH          Sole        -     2,092,070
SYSTEMAX INC.                  COMMON STOCK    871851101    37,056  2,197,851  SH          Sole        -     2,197,851
TRACTOR SUPPLY CO.             COMMON STOCK    892356106    74,985    828,018  SH          Sole        -       828,018
U.S. AUTO PARTS NETWORK, INC.  COMMON STOCK    90343C100     4,127  1,143,122  SH          Sole        -     1,143,122
VISTAPRINT N.V.                     SHS        N93540107   139,843  3,618,179  SH          Sole        -     3,618,179
WORLD ACCEPTANCE CORP.         COMMON STOCK    981419104   130,384  2,128,726  SH          Sole        -     2,128,726